Loss per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The computation of basic and diluted loss per ordinary share from operations for the years ended December 31, 2014, 2015 and 2016 was as follows:

	For the years ended December 31,
	2014	2015	2016
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations—basic and diluted	$(44,328,912)	$(40,158,654)	$3,438,370

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	82,690,613	79,226,404	75,600,700

Income (Loss) per ordinary share:
Basic and diluted	$(0.54)	$(0.51)	$0.05